UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21249
                      (Investment Company Act File Number)


              Federated Premier Intermediate Municipal Income Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--99.9%
                  ALABAMA--1.6%
  $ 2,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue         $    2,101,120
                  Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020
      550,000     Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025           558,530
                      TOTAL                                                                                                2,659,650
                  ALASKA--1.6%
    2,500,000     Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A),              2,639,100
                  5.00% (MBIA Insurance Corp. INS), 7/1/2011
                  ARIZONA--1.0%
    1,500,000     Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017                         1,607,820
                  ARKANSAS--1.5%
    1,000,000     Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical                1,109,520
                  Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield: 7.40%), 2/1/2020
    1,000,000     Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.),              1,021,320
                  1/1/2021
      300,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   303,294
                  10/1/2017
                      TOTAL                                                                                                2,434,134
                  CALIFORNIA--5.5%
    1,250,000     California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific         1,344,325
                  University), 3/1/2019
      570,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            599,030
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    1,500,000     California State, Refunding UT GO Bonds, 5.25%, 2/1/2014                                                 1,620,735
    2,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds             2,193,700
                  (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033
    1,700,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),            1,821,176
                  5.00% (Radian Asset Assurance INS), 9/1/2016
    1,195,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),            1,268,696
                  5.00% (Radian Asset Assurance INS), 9/1/2018
                      TOTAL                                                                                                8,847,662
                  COLORADO--5.5%
      725,000     Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023                                  797,261
      500,000     Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023                             505,290
      500,000     Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25%            534,425
                  (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013
    1,265,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement            1,315,018
                  Communities, Inc.), 12/1/2013
    1,080,000     Colorado Springs, CO Utility System, Revenue Bonds (Series 2003A), 5.00%, 11/15/2021                     1,143,828
      865,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.40%, 12/1/2016                                      975,409
    1,855,000     Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA               2,052,910
                  Insurance Corp. INS), 11/15/2011
      700,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.125% (Original Issue                740,677
                  Yield: 6.25%), 12/1/2025
      295,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                 299,177
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
      500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue               550,890
                  Yield: 7.05%), 12/1/2024
                      TOTAL                                                                                                8,914,885
                  CONNECTICUT--0.5%
      750,000     Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds            795,960
                  (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023
                  DISTRICT OF COLUMBIA--1.4%
    1,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC INS), 2/1/2016                1,101,950
    1,000,000     District of Columbia, Certificates of Participation, 5.25% (FGIC INS), 1/1/2016                          1,098,150
                      TOTAL                                                                                                2,200,100
                  FLORIDA--8.6%
      600,000   1 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                   739,836
                  Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
      500,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series                503,895
                  2006B), 5.00%, 5/1/2011
      490,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B),               490,392
                  5.125% (Original Issue Yield: 5.20%), 11/1/2009
    1,000,000     Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS),          1,081,860
                  12/1/2019
    2,000,000     Florida State Department of Environmental Protection, Revenue Bonds (Series 2003C), 5.00% (AMBAC         2,122,200
                  INS), 7/1/2020
      490,000     Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B),              494,047
                  5.50% (Original Issue Yield: 5.65%), 5/1/2010
       70,000     Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds                70,030
                  (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008
      750,000     Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt.             830,085
                  Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019
    2,000,000     Miami-Dade County, FL School Board, Certificates of Participation (Series 2003D), 5.00% (FGIC            2,097,560
                  INS), 8/1/2021
      470,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%,                507,797
                  5/1/2020
    1,960,000     Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities              2,003,826
                  Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020
      375,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series              383,708
                  2005B), 5.25%, 5/1/2016
    2,390,000     University of Central Florida Athletics Association, Inc., FL, Certificates of Participation             2,535,073
                  (Series 2004A), 5.125% (FGIC INS), 10/1/2022
                      TOTAL                                                                                               13,860,309
                  GEORGIA--1.9%
      750,000     Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury             761,917
                  Court), 2/15/2022
    2,115,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance             2,284,729
                  Corp. INS), 11/1/2015
                      TOTAL                                                                                                3,046,646
                  HAWAII--1.0%
    1,550,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00%             1,674,124
                  (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012
                  ILLINOIS--4.7%
      500,000     Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City              497,230
                  Project)/(Original Issue Yield: 5.90%), 3/1/2027
    1,790,000     Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series         1,918,952
                  B), 5.50% (AMBAC INS), 1/1/2015
    1,000,000     Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East                  1,081,810
                  Project)/(Original Issue Yield: 6.637%), 12/1/2022
    1,000,000     Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana          1,039,800
                  College)/(Original Issue Yield: 5.05%), 10/1/2014
      875,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place),               913,500
                  5/15/2025
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                   1,033,810
                  Technology), 4/1/2024
    1,000,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University),           1,074,530
                  10/1/2014
                      TOTAL                                                                                                7,559,632
                  INDIANA--1.3%
    1,050,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%            1,096,095
                  (Baptist Homes of Indiana), 11/15/2014
    1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B),            1,033,470
                  5.00% (Clarian Health Partners, Inc.), 2/15/2023
                      TOTAL                                                                                                2,129,565
                  IOWA--0.3%
      500,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018           518,060
                  KANSAS--1.0%
    1,055,000     Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020                  1,124,387
      500,000     Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.125% (Lawrence Memorial Hospital),                   524,175
                  7/1/2026
                      TOTAL                                                                                                1,648,562
                  KENTUCKY--1.3%
    2,000,000     Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield:          2,142,340
                  6.45%), 10/1/2012
                  LOUISIANA--3.7%
    1,535,000     Louisiana Local Government Environmental Facilities Community Development Authority, Revenue             1,657,907
                  Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014
    1,630,000     Louisiana Local Government Environmental Facilities Community Development Authority, Revenue             1,751,908
                  Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2015
    1,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B),              1,086,360
                  5.25% (AMBAC INS), 6/1/2013
    1,500,000     West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015                       1,517,775
                      TOTAL                                                                                                6,013,950
                  MICHIGAN--4.6%
    2,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           2,224,200
                  Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
      500,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20%              516,890
                  (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025
      250,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital            267,475
                  ), 7/1/2020
    1,000,000     Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A),              1,104,420
                  5.625% (Henry Ford Health System, MI)/(United States Treasury PRF 3/1/2013@100), 3/1/2017
    1,085,000     Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021         1,147,897
    2,000,000     Oxford, MI Area Community Schools, UT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%),           2,093,360
                  5/1/2022
                      TOTAL                                                                                                7,354,242
                  MISSISSIPPI--2.4%
    1,500,000     Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser         1,783,605
                  Co.), 4/1/2022
    1,000,000     Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy           1,071,690
                  Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2018
    1,000,000     Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds,            1,047,450
                  5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023
                      TOTAL                                                                                                3,902,745
                  MISSOURI--1.9%
    2,000,000     Missouri State HEFA, Health Facilities Revenue Bonds, 5.25% (BJC Health System, MO), 5/15/2018           2,133,040
      910,000     St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011                974,765
                      TOTAL                                                                                                3,107,805
                  NEVADA--3.1%
    2,000,000     Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender               2,111,820
                  3/1/2013
      800,000   1 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series                 810,736
                  2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
    1,000,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID           1,032,890
                  No. 607), 6/1/2013
      980,000     North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding               996,572
                  Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017
                      TOTAL                                                                                                4,952,018
                  NEW JERSEY--1.2%
      600,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward                      645,648
                  Homestead)/(Original Issue Yield: 5.75%), 11/1/2024
      820,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley                835,777
                  Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013
      400,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.00%                404,816
                  (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024
                      TOTAL                                                                                                1,886,241
                  NEW MEXICO--1.0%
    1,000,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC          1,000,460
                  INS) 8/1/2012
      655,000     Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 5.75%, 9/1/2021                 676,628
                      TOTAL                                                                                                1,677,088
                  NEW YORK--3.4%
      365,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis                   397,642
                  Hospital and Health Centers), 3/1/2019
    2,000,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%),            2,072,420
                  7/1/2020
      800,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),                 850,688
                  3/1/2015
    2,000,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series D), 5.00% (Original Issue Yield: 5.21%),              2,095,420
                  6/1/2017
                      TOTAL                                                                                                5,416,170
                  NORTH CAROLINA--5.6%
    2,000,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series              2,167,380
                  2005A), 5.00% (AMBAC INS), 1/1/2016
    1,000,000     North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D),          1,086,520
                  5.50%, 1/1/2014
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding            512,770
                  Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community ), 11/1/2023
      965,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50%          1,020,044
                  (Arc of North Carolina Projects), 10/1/2024
    3,000,000     North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%,               3,228,540
                  1/1/2014
    1,000,000     Onslow County, NC Hospital Authority, Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial             1,055,910
                  Hospital)/(MBIA Insurance Corp. INS), 4/1/2023
                      TOTAL                                                                                                9,071,164
                  OHIO--3.4%
    1,275,000     Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00%            1,344,819
                  (AMBAC INS), 12/1/2022
      925,000     Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds            971,305
                  (Series 1995), 5.00% TOBs (Marathon Oil Corp.) 11/1/2011
    3,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  3,090,900
                  (Cleveland Electric Illuminating Co.), 12/1/2013
                      TOTAL                                                                                                5,407,024
                  OREGON--1.0%
      500,000   1 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,            506,810
                  10/1/2026
    1,000,000     Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community),          1,081,960
                  12/1/2018
                      TOTAL                                                                                                1,588,770
                  PENNSYLVANIA--7.3%
    1,400,000     Allegheny County, PA HDA, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn                  1,665,748
                  Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015
      435,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005) ,                455,458
                  5.50% (United States Steel Corp.), 11/1/2016
      400,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999),              411,848
                  6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%),
                  8/15/2019
      179,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury             179,199
                  United Methodist Community Obligated Group), 8/15/2009
      750,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),              759,690
                  6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013
    1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall              1,067,390
                  College), 4/15/2019
    1,500,000     Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series            1,649,850
                  A), 6.25% (UPMC Health System), 1/15/2018
    2,000,000     Philadelphia, PA Gas Works, Revenue Bonds (17th Series), 5.375% (FSA INS), 7/1/2021                      2,159,160
    1,090,000     Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50% (AMBAC INS), 9/1/2014                                  1,169,679
    2,000,000     Pittsburgh, PA, UT GO Bonds (Series B), 5.25% (FSA INS), 9/1/2017                                        2,212,560
                      TOTAL                                                                                               11,730,582
                  SOUTH CAROLINA--2.0%
    1,000,000     Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95%          1,095,160
                  (International Paper Co.), 3/15/2014
    2,000,000     Kershaw County. SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006),          2,137,360
                  5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty NA INS), 12/1/2019
                      TOTAL                                                                                                3,232,520
                  TENNESSEE--1.3%
    2,000,000     Memphis-Shelby County, TN Airport Authority, Special Facilities Revenue Refunding Bonds, 5.05%           2,097,340
                  (FedEx Corp.), 9/1/2012
                  TEXAS--10.6%
    1,000,000     Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series             1,023,940
                  2003A), 6.50% (Sears Methodist Retirement ), 11/15/2020
    1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy Co. LLC),         1,063,520
                  Mandatory Tender 10/1/2014
    1,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional              1,072,710
                  Health System), 9/1/2014
      500,000     Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior             511,595
                  Living Community), 2/15/2020
    1,225,000     Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series                1,312,685
                  2001B), 5.375% (AMBAC INS), 9/1/2013
    1,250,000     Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series              1,299,462
                  2005), 5.50% (Christian Care Centers, Inc.), 2/15/2025
    3,000,000     Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS), 3/1/2021                             3,181,620
    1,000,000     Sabine River Authority, TX, PCR Revenue Refunding bonds (Series 2001A), 5.50% TOBs (TXU Energy           1,059,040
                  Co. LLC), Mandatory Tender 11/1/2011
      250,000     Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy Co. LLC),                268,322
                  7/1/2022
    1,250,000     Spring, TX ISD, UT GO Bonds, 5.00% (PSFG GTD)/(Original Issue Yield: 5.07%), 8/15/2017                   1,310,250
      500,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A),             531,320
                  6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026
    1,000,000     Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances             1,053,770
                  Hospital ), 7/1/2012
    1,050,000     University of North Texas, TX, Revenue Financing System Bonds  (Series 2002), 5.00% (FGIC INS),          1,105,598
                  4/15/2017
    2,235,000     West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00%         2,384,924
                  (AMBAC INS), 12/15/2021
                      TOTAL                                                                                               17,178,756
                  VIRGINIA--2.6%
      487,000     Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022                        498,888
    1,000,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield:            1,097,480
                  7.15%), 6/1/2016
    1,000,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%             1,222,700
                  (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original
                  Issue Yield: 7.50%), 12/1/2023
    1,250,000     Virginia Beach, VA Development Authority, Public Facilities Revenue Bonds (Series 2003A), 5.00%,         1,324,613
                  12/1/2019
                      TOTAL                                                                                                4,143,681
                  WASHINGTON--2.9%
      500,000     Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00%             540,140
                  (Skagit Valley Hospital), 12/1/2018
    1,450,000     Snohomish County, WA School District No. 4, UT GO Bonds (Series 2006), 5.00% (FSA INS),                  1,549,455
                  12/1/2021
    1,390,000     Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original         1,519,298
                  Issue Yield: 6.65%), 6/1/2026
    1,000,000     Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds               1,132,820
                  (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012
                      TOTAL                                                                                                4,741,713
                  WISCONSIN--3.2%
      200,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin,                       212,010
                  Inc.)/(Original Issue Yield: 5.583%), 6/1/2024
      500,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original             513,835
                  Issue Yield: 6.15%), 4/1/2024
    2,000,000     Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015                             2,177,320
      940,000     Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield:         1,002,914
                  7.25%), 1/15/2022
    1,250,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026           1,294,013
                      TOTAL                                                                                                5,200,092
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $155,981,816)                                               161,380,450
                  SHORT-TERM MUNICIPALS --0.1%2
                  PUERTO RICO--0.1%
      100,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              100,000
                  Suisse, Zurich LIQ), 3.290%, 9/6/2006
                  (AT COST)
                      TOTAL MUNICIPAL INVESTMENTS - 100%                                                                 161,480,450
                      (IDENTIFIED COST $156,081,816)3
                      OTHER ASSETS AND LIABILITIES - NET                                                                     905,947
                      LIQUIDATION VALUE OF AUCTION PREFERRED SHARES                                                     (61,025,000)
                      TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              $  101,361,397

At August 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $2,908,070 which represented 1.8% of total market value.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $156,081,164. The net unrealized appreciation of investments for federal tax purposes was $5,399,286. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,424,769 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,483.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2006.



INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municiapal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Trustees, held at August 31, 2006, is as follows:
SECURITY                                                                                                   ACQUISITION  ACQUISITION
                                                                                                           DATE         COST
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and    5/9/2003     $600,000
Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026  6/9/2006     $500,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75%   12/9/2004    $789,424
(Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015        3/15/2005    $800,000


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 CDA   --Community Development Administration
 EDA   --Economic Development Authority
 EDFA  --Economic Development Financing Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDRBS --Industrial Development Revenue Bonds
 INS   --Insured
 ISD   --Independent School District
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006